Note 43 - Condensed Statement of Comprehensive Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Comprehensive Income (Deutsche Bank Parent) [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 1,544	€ 950	€ (18,083)
Other comprehensive income (loss), net of tax	130	(172)	(440)
Total comprehensive income (loss), net of tax	€ 1,674	€ 778	€ (18,523)